UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta Retirement Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 120.9%

Equity Funds — 51.5%
iShares Core MSCI Emerging Markets ETF	7,500	$387,600
iShares Edge MSCI Min Vol EAFE ETF	17,098	1,191,731
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	5,070	301,057
iShares Edge MSCI Min Vol USA ETF (a)	42,787	2,368,688
iShares Edge MSCI Multifactor International ETF	58,774	1,517,544
iShares Edge MSCI Multifactor USA ETF	97,223	2,946,829
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,370	727,636
iShares Global REIT ETF	7,490	195,414

		9,636,499

Fixed Income Funds — 54.8%
BlackRock Total Factor Fund, Class K	100,085	981,831
iShares Edge High Yield Defensive Bond ETF	28,390	1,381,159
iShares Edge Investment Grade Enhanced Bond ETF	130,070	6,318,801
iShares TIPS Bond ETF	14,016	1,556,757

		10,238,548

Short-Term Securities — 14.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	65,591	65,591
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	2,666,452	2,666,985

		2,732,576

Total Affiliated Investment Companies — 120.9% (Cost: $21,870,774)		22,607,623

Liabilities in Excess of Other Assets — (20.9)%		(3,903,719)

Net Assets — 100.0%		$18,703,904

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	690,735	—		(625,144	)(b)	65,591	$65,591	$298		$—	$—
BlackRock Total Factor Fund, Class K	109,761	2,927		(12,603)		100,085	981,831	24,121		(844)	14,573
iShares Core MSCI Emerging Markets ETF	8,000	600		(1,100)		7,500	387,600	6,268		(8,742)	44,421
iShares Edge High Yield Defensive Bond ETF	43,340	100		(15,050)		28,390	1,381,159	30,609		(47,673)	23,954
iShares Edge Investment Grade Enhanced Bond ETF	128,200	11,150		(9,280)		130,070	6,318,801	56,968		(16,885)	195,079
iShares Edge MSCI Min Vol EAFE ETF	18,238	800		(1,940)		17,098	1,191,731	12,990		780	25,335
iShares Edge MSCI Min Vol Emerging Markets ETF	5,800	100		(830)		5,070	301,057	4,482		(4,405)	28,313
iShares Edge MSCI Min Vol USA ETF	45,387	2,910		(5,510)		42,787	2,368,688	13,781		3,371	30,868
iShares Edge MSCI Multifactor International ETF	61,374	2,200		(4,800)		58,774	1,517,544	15,376		(2,555)	22,927
iShares Edge MSCI Multifactor USA ETF	100,843	8,880		(12,500)		97,223	2,946,829	51,744		(15,574)	(52,371)
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,930	—		(1,560)		18,370	727,636	2,837		(3,284)	(1,351)
iShares Global REIT ETF	8,490	—		(1,000)		7,490	195,414	1,852		857	12,946
iShares TIPS Bond ETF	15,196	1,720		(2,900)		14,016	1,556,757	6,221		(11,581)	43,204
SL Liquidity Series, LLC, Money Market Series	—	2,666,452	(c)	—		2,666,452	2,666,985	971	(d)	(38)	270

							$22,607,623	$228,518		$(106,573)	$388,168

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$9,636,499	$—	$—	$9,636,499
Fixed Income Funds(a)	10,238,548	—	—	10,238,548
Short-Term Securities	65,591	—	—	65,591

Subtotal	$19,940,638	$—	$—	$19,940,638

Investments Valued at Net Asset Value (“NAV”)(b)				2,666,985

Total Investments				$22,607,623

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 130.2%

Equity Funds — 67.6%
iShares Core MSCI Emerging Markets ETF	13,102	$677,111
iShares Edge MSCI Min Vol EAFE ETF	23,365	1,628,541
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	7,100	421,598
iShares Edge MSCI Min Vol USA ETF (a)	58,605	3,244,373
iShares Edge MSCI Multifactor International ETF	101,032	2,608,646
iShares Edge MSCI Multifactor USA ETF	170,649	5,172,371
iShares Edge MSCI Multifactor USA Small-Cap ETF	20,012	792,675
iShares Global REIT ETF	45,294	1,181,721

		15,727,036

Fixed Income Funds — 45.1%
BlackRock Total Factor Fund, Class K	131,758	1,292,541
iShares Edge High Yield Defensive Bond ETF	37,370	1,818,032
iShares Edge Investment Grade Enhanced Bond ETF (a)	120,135	5,836,158
iShares TIPS Bond ETF	13,783	1,530,878

		10,477,609

Short-Term Securities — 17.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	96,819	96,819
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	3,979,172	3,979,968

		4,076,787

Total Affiliated Investment Companies — 130.2% (Cost: $29,068,675)		30,281,432

Liabilities in Excess of Other Assets — (30.2)%		(7,018,901)

Net Assets — 100.0%		$23,262,531

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	—	96,819	(b)	—		96,819	$96,819	$382		$ —	$ —
BlackRock Total Factor Fund, Class K	141,916	4,512		(14,670)		131,758	1,292,541	32,176		(131)	18,277
iShares Core MSCI Emerging Markets ETF	13,442	1,150		(1,490)		13,102	677,111	10,898		(13,038)	73,814
iShares Edge High Yield Defensive Bond ETF	57,800	500		(20,930)		37,370	1,818,032	41,447		(65,944)	33,033
iShares Edge Investment Grade Enhanced Bond ETF	117,135	11,450		(8,450)		120,135	5,836,158	52,349		(15,130)	180,043
iShares Edge MSCI Min Vol EAFE ETF	24,725	800		(2,160)		23,365	1,628,541	18,144		(9,507)	43,997
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	300		(100)		7,100	421,598	5,861		(568)	31,716
iShares Edge MSCI Min Vol USA ETF	62,040	4,050		(7,485)		58,605	3,244,373	19,018		(5,143)	52,834
iShares Edge MSCI Multifactor International ETF	105,362	4,900		(9,230)		101,032	2,608,646	26,491		(7,136)	42,052
iShares Edge MSCI Multifactor USA ETF	172,974	14,705		(17,030)		170,649	5,172,371	90,347		(24,571)	(96,103)
iShares Edge MSCI Multifactor USA Small-Cap ETF	22,012	—		(2,000)		20,012	792,675	3,142		(6,933)	(1,575)
iShares Global REIT ETF	51,394	200		(6,300)		45,294	1,181,721	11,498		(175)	83,258
iShares TIPS Bond ETF	14,888	1,335		(2,440)		13,783	1,530,878	6,038		(9,353)	39,974
SL Liquidity Series, LLC, Money Market Series	5,109,629	—		(1,130,457	)(c)	3,979,172	3,979,968	778	(d)	(357)	442

							$30,281,432	$318,569		$(157,986)	$501,762

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$15,727,036	$—	$—	$15,727,036
Fixed Income Funds(a)	10,477,609	—	—	10,477,609
Short-Term Securities	96,819	—	—	96,819

Subtotal	$26,301,464	$—	$—	$26,301,464

Investments Valued at Net Asset Value (“NAV”)(b)				3,979,968

Total Investments				$30,281,432

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 120.6%

Equity Funds — 73.9%
iShares Core MSCI Emerging Markets ETF	15,180	$784,502
iShares Edge MSCI Min Vol EAFE ETF	21,664	1,509,981
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	6,400	380,032
iShares Edge MSCI Min Vol USA ETF (a)	54,036	2,991,433
iShares Edge MSCI Multifactor International ETF	119,360	3,081,875
iShares Edge MSCI Multifactor USA ETF	202,055	6,124,287
iShares Edge MSCI Multifactor USA Small-Cap ETF	15,900	629,799
iShares Global REIT ETF	71,296	1,860,113

		17,362,022

Fixed Income Funds — 31.9%
BlackRock Total Factor Fund, Class K	122,648	1,203,179
iShares Edge High Yield Defensive Bond ETF	34,770	1,691,543
iShares Edge Investment Grade Enhanced Bond ETF	73,065	3,549,498
iShares TIPS Bond ETF	9,384	1,042,281

		7,486,501

Short-Term Securities — 14.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	95,955	95,955
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	3,382,142	3,382,818

		3,478,773

Total Affiliated Investment Companies — 120.6% (Cost: $26,879,213)		28,327,296

Liabilities in Excess of Other Assets — (20.6)%		(4,847,985)

Net Assets — 100.0%		$23,479,311

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	71,687	24,268	(b)	—		95,955	$95,955	$472		$—	$—
BlackRock Total Factor Fund, Class K	144,461	6,001		(27,814)		122,648	1,203,179	28,219		(3,921)	23,222
iShares Core MSCI Emerging Markets ETF	16,530	1,350		(2,700)		15,180	784,502	12,690		(23,537)	95,394
iShares Edge High Yield Defensive Bond ETF	57,570	200		(23,000)		34,770	1,691,543	39,210		(67,314)	34,668
iShares Edge Investment Grade Enhanced Bond ETF	70,465	11,400		(8,800)		73,065	3,549,498	29,771		(16,289)	114,369
iShares Edge MSCI Min Vol EAFE ETF	23,564	1,800		(3,700)		21,664	1,509,981	16,171		(14,211)	48,794
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	200		(700)		6,400	380,032	5,430		(3,713)	32,969
iShares Edge MSCI Min Vol USA ETF	60,986	4,750		(11,700)		54,036	2,991,433	17,197		(17,038)	66,872
iShares Edge MSCI Multifactor International ETF	130,460	7,800		(18,900)		119,360	3,081,875	30,549		(10,581)	49,325
iShares Edge MSCI Multifactor USA ETF	216,595	19,960		(34,500)		202,055	6,124,287	104,519		(35,105)	(102,469)
iShares Edge MSCI Multifactor USA Small-Cap ETF	17,500	—		(1,600)		15,900	629,799	2,334		(3,313)	641
iShares Global REIT ETF	85,696	3,600		(18,000)		71,296	1,860,113	17,508		(1,704)	136,772
iShares TIPS Bond ETF	10,434	2,050		(3,100)		9,384	1,042,281	4,059		(7,637)	28,295
SL Liquidity Series, LLC, Money Market Series	3,383,360	—		(1,218	)(c)	3,382,142	3,382,818	1,208	(d)	(117)	338

							$28,327,296	$309,337		$(204,480)	$529,190

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$17,362,022	$—	$—	$17,362,022
Fixed Income Funds(a)	7,486,501	—	—	7,486,501
Short-Term Securities	95,955	—	—	95,955

Subtotal	$24,944,478	$—	$—	$24,944,478

Investments Valued at Net Asset Value (“NAV”)(b)				3,382,818

Total Investments				$28,327,296

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 126.6%

Equity Funds — 88.5%
iShares Core MSCI Emerging Markets ETF	15,150	$782,952
iShares Edge MSCI Min Vol EAFE ETF	16,750	1,167,475
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	4,900	290,962
iShares Edge MSCI Min Vol USA ETF (a)	41,263	2,284,320
iShares Edge MSCI Multifactor International ETF	117,939	3,045,185
iShares Edge MSCI Multifactor USA ETF	199,536	6,047,936
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	372,334
iShares Global REIT ETF	77,360	2,018,322

		16,009,486

Fixed Income Funds — 23.4%
BlackRock Total Factor Fund, Class K	100,241	983,365
iShares Edge High Yield Defensive Bond ETF	23,180	1,127,695
iShares Edge Investment Grade Enhanced Bond ETF	32,800	1,593,424
iShares TIPS Bond ETF	4,732	525,583

		4,230,067

Short-Term Securities — 14.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	80,325	80,325
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	2,571,356	2,571,870

		2,652,195

Total Affiliated Investment Companies — 126.6% (Cost: $21,734,450)		22,891,748

Liabilities in Excess of Other Assets — (26.6)%		(4,807,584)

Net Assets — 100.0%		$18,084,164

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	87,459	—		(7,134	)(b)	80,325	$80,325	$470		$—	$—
BlackRock Total Factor Fund, Class K	108,780	6,935		(15,474)		100,241	983,365	24,396		(1,236)	15,467
iShares Core MSCI Emerging Markets ETF	15,770	1,180		(1,800)		15,150	782,952	13,008		(14,976)	85,555
iShares Edge High Yield Defensive Bond ETF	26,180	300		(3,300)		23,180	1,127,695	19,089		(8,879)	9,007
iShares Edge Investment Grade Enhanced Bond ETF	31,700	2,800		(1,700)		32,800	1,593,424	14,050		(3,017)	48,152
iShares Edge MSCI Min Vol EAFE ETF	17,300	1,900		(2,450)		16,750	1,167,475	13,153		(8,912)	34,471
iShares Edge MSCI Min Vol Emerging Markets ETF	5,100	300		(500)		4,900	290,962	4,223		(2,289)	24,737
iShares Edge MSCI Min Vol USA ETF	44,693	3,870		(7,300)		41,263	2,284,320	13,644		(8,497)	43,715
iShares Edge MSCI Multifactor International ETF	123,209	9,430		(14,700)		117,939	3,045,185	31,461		(2,007)	47,221
iShares Edge MSCI Multifactor USA ETF	203,686	19,650		(23,800)		199,536	6,047,936	106,981		(16,561)	(120,484)
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	—		—		9,400	372,334	1,379		—	(752)
iShares Global REIT ETF	87,630	1,930		(12,200)		77,360	2,018,322	19,725		(1,781)	142,578
iShares TIPS Bond ETF	5,137	1,625		(2,030)		4,732	525,583	2,084		(3,598)	13,644
SL Liquidity Series, LLC, Money Market Series	—	2,571,356	(c)	—		2,571,356	2,571,870	603	(d)	(125)	282

							$22,891,748	$264,266		$(71,878)	$343,593

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,009,486	$—	$—	$16,009,486
Fixed Income Funds(a)	4,230,067	—	—	4,230,067
Short-Term Securities	80,325	—	—	80,325

Subtotal	$20,319,878	$—	$—	$20,319,878

Investments Valued at Net Asset Value (“NAV”)(b)				2,571,870

Total Investments				$22,891,748

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 124.7%

Equity Funds — 98.9%
iShares Core MSCI Emerging Markets ETF	15,875	$820,420
iShares Edge MSCI Min Vol EAFE ETF	12,484	870,135
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	3,800	225,644
iShares Edge MSCI Min Vol USA ETF (a)	32,238	1,784,695
iShares Edge MSCI Multifactor International ETF	121,901	3,147,484
iShares Edge MSCI Multifactor USA ETF	206,103	6,246,982
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,870	232,510
iShares Global REIT ETF	83,776	2,185,716

		15,513,586

Fixed Income Funds — 12.7%
BlackRock Total Factor Fund, Class K	86,522	848,772
iShares Edge High Yield Defensive Bond ETF	8,500	413,521
iShares Edge Investment Grade Enhanced Bond ETF	10,300	500,374
iShares TIPS Bond ETF	2,070	229,915

		1,992,582

Short-Term Securities — 13.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	60,691	60,691
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	1,999,094	1,999,494

		2,060,185

Total Affiliated Investment Companies — 124.7% (Cost: $18,285,245)		19,566,353

Liabilities in Excess of Other Assets — (24.7)%		(3,869,940)

Net Assets — 100.0%		$15,696,413

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	51,066	9,625	(b)	—	60,691	$60,691	$351		$—	$—
BlackRock Total Factor Fund, Class K	93,440	8,131		(15,049)	86,522	848,772	20,405		(2,208)	13,839
iShares Core MSCI Emerging Markets ETF	16,975	1,300		(2,400)	15,875	820,420	13,204		(20,227)	95,194
iShares Edge High Yield Defensive Bond ETF	5,500	3,000		—	8,500	413,521	3,976		—	7,303
iShares Edge Investment Grade Enhanced Bond ETF	12,330	70		(2,100)	10,300	500,374	5,422		(3,713)	18,222
iShares Edge MSCI Min Vol EAFE ETF	13,404	880		(1,800)	12,484	870,135	9,474		(6,166)	25,746
iShares Edge MSCI Min Vol Emerging Markets ETF	4,000	—		(200)	3,800	225,644	3,275		(894)	18,193
iShares Edge MSCI Min Vol USA ETF	34,808	2,930		(5,500)	32,238	1,784,695	10,014		(4,059)	35,319
iShares Edge MSCI Multifactor International ETF	128,301	7,900		(14,300)	121,901	3,147,484	31,103		(4,322)	48,000
iShares Edge MSCI Multifactor USA ETF	212,023	18,980		(24,900)	206,103	6,246,982	106,701		4,219	(136,728)
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,870	—		—	5,870	232,510	861		—	(470)
iShares Global REIT ETF	95,076	1,800		(13,100)	83,776	2,185,716	20,940		416	154,452
iShares TIPS Bond ETF	2,130	500		(560)	2,070	229,915	834		(823)	5,193
SL Liquidity Series, LLC, Money Market Series	—	1,999,094	(b)	—	1,999,094	1,999,494	1,054	(c)	(13)	244

						$19,566,353	$227,614		$(37,790)	$284,507

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$15,513,586	$—	$—	$15,513,586
Fixed Income Funds(a)	1,992,582	—	—	1,992,582
Short-Term Securities	60,691	—	—	60,691

Subtotal	$17,566,859	$—	$—	$17,566,859

Investments Valued at Net Asset Value (“NAV”)(b)				1,999,494

Total Investments				$19,566,353

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 115.7%

Equity Funds — 106.8%
iShares Core MSCI Emerging Markets ETF	14,170	$732,306
iShares Edge MSCI Min Vol EAFE ETF	7,807	544,148
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	2,300	136,574
iShares Edge MSCI Min Vol USA ETF	19,908	1,102,107
iShares Edge MSCI Multifactor International ETF	109,891	2,837,386
iShares Edge MSCI Multifactor USA ETF	185,609	5,625,809
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,150	203,991
iShares Global REIT ETF	75,745	1,976,187

		13,158,508

Fixed Income Funds — 7.2%
BlackRock Total Factor Fund, Class K	70,478	691,384
iShares Edge High Yield Defensive Bond ETF (a)	2,800	136,219
iShares TIPS Bond ETF	515	57,201

		884,804

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	46,342	46,342
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	170,800	170,834

		217,176

Total Affiliated Investment Companies — 115.7% (Cost: $13,350,124)		14,260,488

Liabilities in Excess of Other Assets — (15.7)%		(1,938,403)

Net Assets — 100.0%		$12,322,085

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	29,205	17,137	(b)	—	46,342	$46,342	$339		$—	$—
BlackRock Total Factor Fund, Class K	74,125	4,707		(8,354)	70,478	691,384	16,515		(434)	9,911
iShares Core MSCI Emerging Markets ETF	14,160	1,010		(1,000)	14,170	732,306	11,574		(7,838)	72,336
iShares Edge High Yield Defensive Bond ETF	4,300	—		(1,500)	2,800	136,219	3,108		(5,084)	2,402
iShares Edge MSCI Min Vol EAFE ETF	7,707	700		(600)	7,807	544,148	5,947		(2,500)	13,791
iShares Edge MSCI Min Vol Emerging Markets ETF	2,400	—		(100)	2,300	136,574	2,069		(364)	10,552
iShares Edge MSCI Min Vol USA ETF	20,278	1,630		(2,000)	19,908	1,102,107	6,239		(977)	18,257
iShares Edge MSCI Multifactor International ETF	107,991	6,400		(4,500)	109,891	2,837,386	27,791		(2,451)	41,154
iShares Edge MSCI Multifactor USA ETF	178,289	19,820		(12,500)	185,609	5,625,809	94,309		(6,377)	(110,816)
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,050	1,100		—	5,150	203,991	594		—	3,902
iShares Global REIT ETF	84,975	2,000		(11,230)	75,745	1,976,187	19,894		(7,622)	139,014
iShares TIPS Bond ETF	540	25		(50)	515	57,201	216		(73)	1,210
SL Liquidity Series, LLC, Money Market Series	—	170,800	(b)	—	170,800	170,834	242	(c)	(85)	26

						$14,260,488	$188,837		$(33,805)	$201,739

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$13,158,508	$—	$—	$13,158,508
Fixed Income Funds(a)	884,804	—	—	884,804
Short-Term Securities	46,342	—	—	46,342

Subtotal	$14,089,654	$—	$—	$14,089,654

Investments Valued at Net Asset Value (“NAV”)(b)				170,834

Total Investments				$14,260,488

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund

Security	Shares	Value

Affiliated Investment Companies(d) — 122.0%

Equity Funds — 113.8%
iShares Core MSCI Emerging Markets ETF	15,471	$799,541
iShares Edge MSCI Min Vol EAFE ETF	5,400	376,380
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	1,400	83,132
iShares Edge MSCI Min Vol USA ETF	13,650	755,664
iShares Edge MSCI Multifactor International ETF	120,623	3,114,486
iShares Edge MSCI Multifactor USA ETF	202,757	6,145,565
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,400	213,894
iShares Global REIT ETF	80,744	2,106,611

		13,595,273

Fixed Income Funds — 7.1%
BlackRock Total Factor Fund, Class K	72,050	706,811
iShares Edge High Yield Defensive Bond ETF	3,000	145,948

		852,759

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	45,920	45,920
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	82,496	82,513

		128,433

Total Affiliated Investment Companies — 122.0% (Cost: $13,442,020)		14,576,465

Liabilities in Excess of Other Assets — (22.0)%		(2,630,899)

Net Assets — 100.0%		$11,945,566

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	74,241	—		(28,321	)(b)	45,920	$45,920	$332		$—	$—
BlackRock Total Factor Fund, Class K	76,175	4,007		(8,132)		72,050	706,811	16,615		(63)	9,942
iShares Core MSCI Emerging Markets ETF	16,071	1,500		(2,100)		15,471	799,541	12,683		(16,459)	90,134
iShares Edge High Yield Defensive Bond ETF	3,200	—		(200)		3,000	145,948	2,265		(427)	911
iShares Edge MSCI Min Vol EAFE ETF	5,400	700		(700)		5,400	376,380	3,858		(2,114)	10,674
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	—		—		1,400	83,132	1,207		—	6,160
iShares Edge MSCI Min Vol USA ETF	14,300	1,350		(2,000)		13,650	755,664	4,212		(490)	13,801
iShares Edge MSCI Multifactor International ETF	120,033	9,190		(8,600)		120,623	3,114,486	30,022		(959)	47,957
iShares Edge MSCI Multifactor USA ETF	197,957	23,400		(18,600)		202,757	6,145,565	102,253		3,746	(117,992)
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,500	1,900		—		5,400	213,894	514		—	7,280
iShares Global REIT ETF	94,214	2,700		(16,170)		80,744	2,106,611	21,378		(9,759)	151,652
SL Liquidity Series, LLC, Money Market Series	—	82,496	(c)	—		82,496	82,513	459	(d)	37	9

							$14,576,465	$195,798		$(26,488)	$220,528

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$13,595,273	$—	$—	$13,595,273
Fixed Income Funds(a)	852,759	—	—	852,759
Short-Term Securities	45,920	—	—	45,920

Subtotal	$14,493,952	$—	$—	$14,493,952

Investments Valued at Net Asset Value (“NAV”)(b)				82,513

Total Investments				$14,576,465

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 102.0%

Equity Funds — 94.8%
iShares Core MSCI Emerging Markets ETF	8,630	$445,999
iShares Edge MSCI Min Vol EAFE ETF	1,500	104,550
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	400	23,752
iShares Edge MSCI Min Vol USA ETF	3,550	196,528
iShares Edge MSCI Multifactor International ETF	68,193	1,760,743
iShares Edge MSCI Multifactor USA ETF	116,035	3,517,021
iShares Edge MSCI Multifactor USA Small-Cap ETF	2,940	116,453
iShares Global REIT ETF	43,547	1,136,141

		7,301,187

Fixed Income Funds — 6.0%
BlackRock Total Factor Fund, Class K	38,915	381,754
iShares Edge High Yield Defensive Bond ETF (a)	1,645	80,029

		461,783

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	35,588	35,588
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	59,659	59,671

		95,259

Total Affiliated Investment Companies — 102.0% (Cost: $7,438,500)		7,858,229

Liabilities in Excess of Other Assets — (2.0)%		(152,753)

Net Assets — 100.0%		$7,705,476

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	19,735	15,853	(b)	—	35,588	$35,588	$231		$—	$—
BlackRock Total Factor Fund, Class K	37,598	2,978		(1,661)	38,915	381,754	8,969		768	4,135
iShares Core MSCI Emerging Markets ETF	8,230	900		(500)	8,630	445,999	7,410		(5,646)	42,602
iShares Edge High Yield Defensive Bond ETF	1,645	100		(100)	1,645	80,029	1,190		(343)	441
iShares Edge MSCI Min Vol EAFE ETF	1,300	200		—	1,500	104,550	1,080		—	2,026
iShares Edge MSCI Min Vol Emerging Markets ETF	400	—		—	400	23,752	345		—	1,760
iShares Edge MSCI Min Vol USA ETF	3,300	350		(100)	3,550	196,528	1,060		(207)	2,623
iShares Edge MSCI Multifactor International ETF	62,293	6,400		(500)	68,193	1,760,743	16,721		(1,159)	28,332
iShares Edge MSCI Multifactor USA ETF	102,445	15,290		(1,700)	116,035	3,517,021	58,270		(6,152)	(63,257)
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,800	1,140		—	2,940	116,453	264		—	4,422
iShares Global REIT ETF	46,247	1,900		(4,600)	43,547	1,136,141	11,536		(6,371)	78,482
SL Liquidity Series, LLC, Money Market Series	—	59,659	(b)	—	59,659	59,671	339	(c)	11	12

						$7,858,229	$107,415		$(19,099)	$101,578

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$7,301,187	$—	$—	$7,301,187
Fixed Income Funds(a)	461,783	—	—	461,783
Short-Term Securities	35,588	—	—	35,588

Subtotal	$7,798,558	$—	$—	$7,798,558

Investments Valued at Net Asset Value (“NAV”)(b)				59,671

Total Investments				$7,858,229

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 105.5%

Equity Funds — 98.5%
iShares Core MSCI Emerging Markets ETF	1,505	$77,778
iShares Edge MSCI Multifactor International ETF	11,570	298,737
iShares Edge MSCI Multifactor USA ETF	19,597	593,985
iShares Edge MSCI Multifactor USA Small-Cap ETF	510	20,201
iShares Global REIT ETF	6,900	180,021

		1,170,722

Fixed Income Funds — 6.4%
BlackRock Total Factor Fund, Class K	6,483	63,593
iShares Edge High Yield Defensive Bond ETF	255	12,406

		75,999

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (a)	7,639	7,639

Total Affiliated Investment Companies — 105.5% (Cost: $1,230,545)		1,254,360

Liabilities in Excess of Other Assets — (5.5)%		(65,633)

Net Assets — 100.0%		$1,188,727

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	3,348	4,291	(b)	—	7,639	$7,639	$31		$—	$—
BlackRock Total Factor Fund, Class K	5,996	694		(207)	6,483	63,593	1,430		149	635
iShares Core MSCI Emerging Markets ETF	1,465	110		(70)	1,505	77,778	1,198		(635)	7,050
iShares Edge High Yield Defensive Bond ETF	255	—		—	255	12,406	184		—	54
iShares Edge MSCI Multifactor International ETF	10,740	1,210		(380)	11,570	298,737	2,862		(1,314)	5,429
iShares Edge MSCI Multifactor USA ETF	17,792	3,005		(1,200)	19,597	593,985	9,981		(1,309)	(10,920)
iShares Edge MSCI Multifactor USA Small-Cap ETF	270	240		—	510	20,201	40		—	953
iShares Global REIT ETF	7,580	200		(880)	6,900	180,021	1,800		(1,210)	12,725
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	292	(c)	—	—

						$1,254,360	$17,818		$(4,319)	$15,926

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$1,170,722	$—	$—	$1,170,722
Fixed Income Funds(a)	75,999	—	—	75,999
Short-Term Securities	7,639	—	—	7,639

	$1,254,360	$—	$—	$1,254,360

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 121.3%

Equity Funds — 47.7%
iShares Core MSCI Emerging Markets ETF	3,000	$155,040
iShares Edge MSCI Min Vol EAFE ETF	9,451	658,735
iShares Edge MSCI Min Vol Emerging Markets ETF (a)	2,600	154,388
iShares Edge MSCI Min Vol USA ETF (a)	23,563	1,304,448
iShares Edge MSCI Multifactor International ETF	25,520	658,926
iShares Edge MSCI Multifactor USA ETF	43,000	1,303,330
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,570	379,068
iShares Global REIT ETF	2,040	53,223

		4,667,158

Fixed Income Funds — 58.4%
BlackRock Total Factor Fund, Class K	51,648	506,667
iShares Edge High Yield Defensive Bond ETF	14,980	728,769
iShares Edge Investment Grade Enhanced Bond ETF	73,950	3,592,491
iShares TIPS Bond ETF	8,062	895,446

		5,723,373

Short-Term Securities — 15.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (b)	18,707	18,707
SL Liquidity Series, LLC, Money Market Series, 2.64% (b)(c)	1,473,974	1,474,269

		1,492,976

Total Affiliated Investment Companies — 121.3% (Cost: $11,548,998)		11,883,507

Liabilities in Excess of Other Assets — (21.3)%		(2,088,557)

Net Assets — 100.0%		$9,794,950

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	27,422	—		(8,715	)(b)	18,707	$18,707	$128		$—	$—
BlackRock Total Factor Fund, Class K	67,715	1,566		(17,633)		51,648	506,667	12,907		(3,740)	12,309
iShares Core MSCI Emerging Markets ETF	3,800	300		(1,100)		3,000	155,040	2,662		(9,597)	24,931
iShares Edge High Yield Defensive Bond ETF	26,750	100		(11,870)		14,980	728,769	18,322		(32,437)	17,424
iShares Edge Investment Grade Enhanced Bond ETF	85,100	5,300		(16,450)		73,950	3,592,491	36,643		(29,870)	132,375
iShares Edge MSCI Min Vol EAFE ETF	11,351	800		(2,700)		9,451	658,735	7,215		(5,626)	21,162
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	—		(600)		2,600	154,388	2,327		(2,983)	15,859
iShares Edge MSCI Min Vol USA ETF	28,523	2,110		(7,070)		23,563	1,304,448	7,712		40,717	(16,232)
iShares Edge MSCI Multifactor International ETF	30,820	1,400		(6,700)		25,520	658,926	6,934		(26,147)	33,016
iShares Edge MSCI Multifactor USA ETF	51,100	3,700		(11,800)		43,000	1,303,330	23,253		(12,052)	(20,589)
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,100	—		(3,530)		9,570	379,068	1,658		9,920	(15,559)
iShares Global REIT ETF	2,440	—		(400)		2,040	53,223	504		381	3,488
iShares TIPS Bond ETF	10,247	930		(3,115)		8,062	895,446	4,183		(11,634)	30,998
SL Liquidity Series, LLC, Money Market Series	—	1,473,974	(c)	—		1,473,974	1,474,269	851	(d)	60	175

							$11,883,507	$125,299		$(83,008)	$239,357

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$4,667,158	$—	$—	$4,667,158
Fixed Income Funds(a)	5,723,373	—	—	5,723,373
Short-Term Securities	18,707	—	—	18,707

Subtotal	$10,409,238	$—	$—	$10,409,238

Investments Valued at Net Asset Value (“NAV”)(b)				1,474,269

Total Investments				$11,883,507

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 22, 2019